Notes to the consolidated statements of income - Revenue (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue [Line Items]
Health Care Services	€ 3,384,807,000		€ 6,593,602,000
Dialysis services	2,806,544,000		5,454,837,000
Care Coordination Revenue	578,263,000		1,138,765,000
Health Care Products	828,898,000		1,595,732,000
Dialysis Products Revenue	810,000,000		1,557,692,000
Non-dialysis Product Revenue	18,898,000		38,040,000
Revenue	4,213,705,000	€ 4,471,021,000	8,189,334,000	€ 9,019,141,000
Revenue from contracts with customers (IFRS 15) [Member]
Revenue [Line Items]
Health Care Services	3,334,770,000		6,490,307,000
Dialysis services	2,806,544,000		5,454,837,000
Care Coordination Revenue	528,226,000		1,035,470,000
Health Care Products	801,202,000		1,550,300,000
Dialysis Products Revenue	782,304,000		1,512,260,000
Non-dialysis Product Revenue	18,898,000		38,040,000
Revenue	4,135,972,000		8,040,607,000
Other revenue [Member]
Revenue [Line Items]
Health Care Services	50,037,000		103,295,000
Dialysis services	0		0
Care Coordination Revenue	50,037,000		103,295,000
Health Care Products	27,696,000		45,432,000
Dialysis Products Revenue	27,696,000		45,432,000
Non-dialysis Product Revenue	0		0
Revenue	€ 77,733,000		€ 148,727,000